Investment in Associates	12 Months Ended
Dec. 31, 2019
Investments in Associates.
Investments in Associates

Note 12 –  Investments in Associates

In 2019, the Bank gained significant influence over Nexus S.A. and Transbank S.A. Management concluded that, by the election of one of the Board members for each one on these entities, in addition to other factors, such as material transactions between the Bank and these entities, exchange of essential technical information with its investees, etc., the Bank has the power to participate in the financial and operating policy decisions of these investees, but does not control them. Consequently, the equity method has been applied.

a)	As of December 31, 2019, investments in associates are as follows:

		Investment
	Entity's share as of December 31,	Investment amount as of December 31	Income as of December 31
Entity	2019	2019	2019
	%	MM$	MM$
Nexus S.A (*)	12.90%	2,281	(133)
Transbank S.A (*)	8.72%	7,324	665
Totals		9,605	532

(*) This investments were previously classified as “Financial instruments at fair value through profit or loss” and classified as associates since significant influence was gained. Acquisition cost is deemed to be equivalent to the fair value of each investment as of the date in which it became an associate.

b) Summarized financial information of associates as of December 31, 2019:

	As of December 31
	2019
	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$
Nexus S.A	31,147	13,472	4,097	13,578
Transbank S.A	1,217,448	1,134,781	69,265	13,402
Totals	1,248,595	1,148,253	73,362	26,980

c) During the year ended December 31, 2019, the Bank received dividends from its associates, as detailed below:

2019
MCh$
Dividends received (**)	268
Totals	268

(**) Dividends are considered as received before significant influence was obtained, thus are presented under “Net income from financial operations” in the Consolidated Statement of Income in accordance with the previous classification and measurement as financial instruments at fair value through profit and loss according with IFRS 9.

Note 12 –  Investments in Associates, continued

d) Investment in associates movements for the year ended December 31, 2019 are as follow:

2019
MCh$
Opening balance as of January 1, 2019	—
Investment acquisition	—
Sale of investments	—
Initial application of equity method (**)	9,073
Participation in income	532
Ending balance as of December 31, 2019	9,605

(**) As indicated in a) above “significant influence” was gained in 2019, thus the equity method was initially applied this year.